Other Assets - Summary of Detailed Information About Interest Rate Swaps (Detail) - Interest rate swap [member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets | ¥	¥ 222,086	¥ 38,403
Notional amount | $			$ 1,290,000	$ 1,290,000
Maturity date	May 18, 2023	May 18, 2023
Pay type	Fixed	Fixed
Receive type	1 month	1 month